Shareholder Report, Average Annual Return (Details) 193914_Innovator Nasdaq-100 Managed Floor ETF_TF_TSR Annual {TF}	12 Months Ended	21 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Nasdaq-100 Managed Floor ETF®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Nasdaq-100 Managed Floor ETF NAV
Average Annual Return, Percent	24.92%	19.74%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Average Annual Return, Percent	30.95%	25.64%
NASDAQ 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Average Annual Return, Percent	30.00%	24.68%